Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of carrying values of financial instruments
	June 30,	December 31,
	2021	2020
Current portion of long-term debt	$-	$4,571,452
Long-term loan	1,441,897	1,425,475
Total	$1,441,897	$5,996,927

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of carrying values of financial instruments
	December 31, 2020	December 31, 2019

Current portion of long-term loan	$4,571,452	$5,373,859
Long-term loan	1,425,475	1,855,294
	$5,996,927	$7,229,153